UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX/A

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-02258

 NAME OF REGISTRANT:                     Eaton Vance Series Trust
                                         II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          (617) 482-8260

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


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This amendment filing consists of supplemental information to the Form N-PX previously filed on August 19, 2011 for the above-mentioned Registrant.

Eaton Vance Parametric Tax-Managed Emerging Markets Fund
--------------------------------------------------------------------------------------------------------------------------
 GAFISA S A                                                                                  Agenda Number:  702604047
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4408T158
    Meeting Type:  EGM
    Meeting Date:  14-Oct-2010
          Ticker:
            ISIN:  BRGFSAACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

CMMT   PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

1      Election of Wilson Amaral de Oliveira and Renato          Mgmt          For                            For
       de Albuquerque as the new members to occupy
       vacant positions on the Board of Directors
       of the Company, in addition to those who currently
       make up that body, and regarding a proposal
       to adjust the aggregate annual remuneration
       of the Managers of the Company, as a result
       of the increase in the number of members of
       the Board of Directors

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NAMES IN RESOLUTION 1. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.





--------------------------------------------------------------------------------------------------------------------------
 NOVATEK JT STK CO                                                                           Agenda Number:  702613274
--------------------------------------------------------------------------------------------------------------------------
        Security:  669888109
    Meeting Type:  EGM
    Meeting Date:  14-Oct-2010
          Ticker:
            ISIN:  US6698881090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to make a decision to pay out interim             Mgmt          Take No Action
       dividends on the Company's outstanding shares
       based on first half 2010 financial results;
       to determine the size, schedule, form and procedure
       of paying interim dividends

2      Approve the related party transaction (Amendment          Mgmt          Take No Action
       to the Gas Transportation    Services Agreement
       No 22 NPtr/k-2004 of 06 OCT 2003) between OAO
       NOVATEK and  OAO Gazprom subject to the following
       terms and conditions, as specified

3      Approve the related party transaction (Amendment          Mgmt          Take No Action
       to the Gas Delivery          Agreement No 30
       Pk-2010/2009-690-M of 27 JAN 2010) between
       OAO NOVATEK and    OAO Gazprom subject to the
       following terms and conditions, as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    Take No Action
       OF ADDITIONAL TEXT IN RESOLUTION 1. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Series Trust II
By (Signature)       /s/ Michael W. Weilheimer
Name                 Michael W. Weilheimer
Title                President
Date                 08/29/2011